UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peloton Partners LLP
           --------------------------------------------------
Address:   17 Broadwick Street
           --------------------------------------------------
           London, United Kingdom  W1F ODJ
           --------------------------------------------------

Form 13F File Number:     028-12176
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Geoffrey Grant
           --------------------------------------------------
Title:     Chief Investment Officer
           --------------------------------------------------
Phone:     44-207-317-9500
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Geoffrey Grant           London, United Kingdom           05/15/07
    ------------------------    ------------------------------    ----------



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        29
                                               -------------

Form 13F Information Table Value Total:        158,121
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------  ------------------------- --------    ------------------- ---------- --------  --------------------
                                                         VALUE      SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT    PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------  --------------- --------- --------    -------    --- ---- ---------- --------  ----    ------  ----
.............................................. ........... ....... ............ .... .... ........  ..............................
ACCREDITED HOME LENDRS HLDG   COM             00437P107      960      99,970    SH        SOLE       0       99,970     0    0
---------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                     COM             013817101    1,037      30,500    SH        SOLE       0       30,500     0    0
---------------------------------------------------------------------------------------------------------------------------------
ARCHER DANIELS MIDLAND CO     COM             039483102    2,555      68,600    SH        SOLE       0       68,600     0    0
---------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                    COM             055482103    3,150     111,000    SH        SOLE       0      111,000     0    0
---------------------------------------------------------------------------------------------------------------------------------
BOYD GAMING CORP              COM             103304101    1,517      31,800    SH        SOLE       0       31,800     0    0
---------------------------------------------------------------------------------------------------------------------------------
CADIZ INC                     COM NEW         127537207   29,326   1,134,478    SH        SOLE       0    1,134,478     0    0
---------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                   COM             260543103   10,305     240,200    SH CALL   SOLE       0      240,200     0    0
---------------------------------------------------------------------------------------------------------------------------------
EGL INC                       COM             268484102    2,414      61,100    SH        SOLE       0       61,100     0    0
---------------------------------------------------------------------------------------------------------------------------------
FIELDSTONE INVT CORP          COM             31659U300    1,006     324,409    SH        SOLE       0      324,409     0    0
---------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS  344419106    4,185      37,500    SH        SOLE       0       37,500     0    0
---------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL               NOTE 4.250%12/1 345370CF5   60,000  60,000,000    PRN       SOLE       0   60,000,000     0    0
---------------------------------------------------------------------------------------------------------------------------------
FORTRESS INVESTMENT GROUP LL  CL A            34958B106    1,405      50,000    SH        SOLE       0       50,000     0    0
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COM             38141G104    2,308      11,152    SH        SOLE       0       11,152     0    0
---------------------------------------------------------------------------------------------------------------------------------
HELIX ENERGY SOLUTIONS GRP I  COM             42330P107    2,453      65,800    SH        SOLE       0       65,800     0    0
---------------------------------------------------------------------------------------------------------------------------------
HERTZ GLOBAL HOLDINGS INC     COM             42805T105    1,365      58,000    SH        SOLE       0       58,000     0    0
---------------------------------------------------------------------------------------------------------------------------------
INFOUSA INC NEW               COM             456818301      464      50,000    SH        SOLE       0       50,000     0    0
---------------------------------------------------------------------------------------------------------------------------------
JEFFERIES GROUP INC NEW       COM             472319102    1,162      40,000    SH        SOLE       0       40,000     0    0
---------------------------------------------------------------------------------------------------------------------------------
LANDAMERICA FINL GROUP INC    COM             514936103    1,594      21,700    SH        SOLE       0       21,700     0    0
---------------------------------------------------------------------------------------------------------------------------------
MIDAS GROUP INC               COM             595626102    1,436      66,400    SH        SOLE       0       66,400     0    0
---------------------------------------------------------------------------------------------------------------------------------
MRU HLDGS INC                 COM             55348A102    2,064     300,000    SH        SOLE       0      300,000     0    0
---------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP           COM             704549104      975      24,000    SH        SOLE       0       24,000     0    0
---------------------------------------------------------------------------------------------------------------------------------
PINNACLE AIRL CORP            COM             723443107    1,600      92,800    SH        SOLE       0       92,800     0    0
---------------------------------------------------------------------------------------------------------------------------------
PINNACLE AIRL CORP            NOTE 3.250% 2/1 723443AB3   12,950  12,950,000    PRN       SOLE       0   12,950,000     0    0
---------------------------------------------------------------------------------------------------------------------------------
PORTLAND GEN ELEC CO          COM NEW         736508847      976      33,634    SH        SOLE       0       33,634     0    0
---------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL            COM             74153Q102    5,689     188,200    SH        SOLE       0      188,200     0    0
---------------------------------------------------------------------------------------------------------------------------------
REGIONAL BK HOLDRS TR         DEPOSITRY RCPT  75902E100    2,124      13,475    SH        SOLE       0       13,475     0    0
---------------------------------------------------------------------------------------------------------------------------------
SHUFFLE MASTER INC            COM             825549108      494      27,500    SH        SOLE       0       27,500     0    0
---------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST AIRLS CO            COM             844741108      977      66,445    SH        SOLE       0       66,445     0    0
---------------------------------------------------------------------------------------------------------------------------------
U S G CORP                    COM NEW         903293405    1,631      35,000    SH        SOLE       0       35,000     0    0
---------------------------------------------------------------------------------------------------------------------------------

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